Stock Compensation Expense (Details) - Schedule of stock-based compensation expense - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Stock Compensation Expense (Details) - Schedule of stock-based compensation expense [Line Items]
Total stock – based compensation expense	$ 1,150	$ 0
Stock options [Member]
Stock Compensation Expense (Details) - Schedule of stock-based compensation expense [Line Items]
Total stock – based compensation expense	56	0
Restricted stock awards [Member]
Stock Compensation Expense (Details) - Schedule of stock-based compensation expense [Line Items]
Total stock – based compensation expense	$ 1,094	$ 0